April 28, 2009

American United Life Insurance Company(R)
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
Telephone (317) 285-1869



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: AUL American Individual Variable Life Unit Trust File No. 333-152925 (American Accumulator)


Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Variable Life Unit Trust's American Accumulator Contract, File No. 333-152925, was filed electronically and that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

No fees are required in connection with this filing. Please call me at (317) 285-1588 with any questions or comments regarding the attached.

Sincerely,

/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel
American United Life Insurance Company(R)